Shareholder Report, Line Graph (Details) 196096_Leuthold Global Fund_Retail_TSR Annual {Retail} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Retail
Account Value [Line Items]
Accumulated Value	$ 14,647	$ 12,934	$ 11,871	$ 13,178	$ 11,167	$ 10,888	$ 11,338	$ 11,414	$ 10,189	$ 10,000	$ 15,913
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Net Total Return Index (USD)
Accumulated Value	26,274	19,942	16,508	20,806	16,327	14,783	14,582	13,284	11,196	10,000	$ 30,811
Bloomberg Global Aggregate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate
Accumulated Value	10,944	9,772	9,558	12,012	12,122	11,411	10,605	10,747	10,884	10,000	$ 11,207
50% MSCI ACWI / 50% BBG Global Agg [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											50% MSCI ACWI / 50% BBG Global Agg
Accumulated Value	$ 17,285	$ 14,216	$ 12,771	$ 16,039	$ 14,241	$ 13,082	$ 12,480	$ 11,980	$ 11,062	$ 10,000	$ 18,967